Debt and other liabilities - Schedule of Short-term and Long-term Debt and Other Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-term debt and other liabilities
Short-term debt (8.1)	$ 28,745,993
Short-term debt to related parties (8.2)		$ 5,102,211
Ordinary shares payable (8.3)		1,206,609
Convertible debt (8.4)	111,837	10,288,123
Short term convertible debt to related party (8.5)	108,047	95,309
Share-based payment liability (8.6)	1,400,000	1,400,000
Convertible promissory notes (8.7)	538,524	6,428,825
Advisors loans (8.8)	3,865,447	12,812,366
Long-term debt and other liabilities
Long-term debt (8.1)	121,140
Total short-term and long-term debt and other liabilities	$ 34,890,988	$ 37,333,443